Cover	Jul. 28, 2022
Cover [Abstract]
Entity Registrant Name	Bloomios, Inc.
Entity Central Index Key	0001138608
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 28, 2022
Entity File Number	333-206764
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-4696476
Entity Address Address Line 1	201 W. Montecito Street
Entity Address City Or Town	Santa Barbara
Entity Address Postal Zip Code	93101
City Area Code	805
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	222-6330
Entity Address State Or Province	CA